Equity (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Jun. 20, 2011
Schedule of Capitalization, Equity [Line Items]
American Depositary Shares Authorized Repurchased Value Maximum			$ 25,000,000
American Depositary Shares Repurchased Shares	9,488,656
American Depositary Shares Repurchased Value	13,400,000
Average Repurchased Price Per American Depositary Share	$ 1.41
American Depositary Shares Held By Parent	7,825,032
Himax Taiwan, Ownership Percentage by Parent	100.00%
Accumulated Legal and Special Reserve	$ 53,786,000	$ 50,750,000
Percentage of annual net income set aside as legal reserve	10.00%